Supplement Dated June 8, 2026
To The Prospectuses Dated April 27, 2026 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The following changes have been made to “Appendix A: (Investment Options Available Under the Contract)” of your prospectus, in order to reflect sub-adviser changes:

➢    Effective April 27, 2026:

•For the JNL/T. Rowe Price Mid-Cap Growth Fund, T. Rowe Price Investment Management, Inc. has been removed as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢    Effective June 8, 2026:

•For the JNL Multi-Manager Floating Rate Income Fund, Artisan Partners Limited Partnership and Neuberger Berman Investment Advisers LLC have been added as sub-advisers in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Emerging Markets Equity Fund, Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with Lazard Asset Management LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Mid Cap Fund the following changes have been made:

◦Kayne Anderson Rudnick Investment Management, LLC has been removed as a sub-adviser and replaced with FIAM LLC in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Champlain Investment Partners, LLC has been removed as a sub-adviser and replaced with Invesco Advisers, Inc. in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Value Fund the following changes have been made:

◦WCM Investment Management LLC has been removed and replaced with FIAM LLC as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

◦Cooke & Bieler, L.P. has been removed and replaced with Pacific Investment Management Company LLC (“PIMCO”) with Research Affiliates, LLC (“RAE”) as a sub-sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".
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(To be used with JMV23537 04/26, JMV21086 04/26, JMV23538 04/26, JMV25288 04/26, JMV21451 04/26, JMV18691 04/26, JMV21452 04/26, VC5869 04/26, JMV8037 04/26, JMV8037BE 04/26, JMV18692 04/26, JMV7697 04/26, VC5890 04/26, VC4224 04/26, FVC4224FT 04/26, JMV8798 04/26, JMV9476 04/26, JMV9476WF 04/26, JMV16966 04/26, VC3656 04/26, VC5995 04/26, and JMV2731 04/26)

VPS00143 06/26